Other non-current assets (Details Narrative)	12 Months Ended
Dec. 31, 2024 EUR (€)
[custom:ProceedsFromValueAddedTaxRefundsReceivedLongTerm]	€ 400,000
Other Noncurrent Assets [Member] | Related Party [Member]
Security Deposit	€ 3,350